Expense Example {- Fidelity Strategic Real Return Fund} - 09.30 Fidelity Strategic Real Return Fund Class K6 - Pro-04 - Fidelity Strategic Real Return Fund - Class K6	Nov. 28, 2020 USD ($)
Expense Example:
1 year	$ 57
3 years	207
5 years	375
10 years	$ 863